NET INCOME (LOSS) PER SHARE (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Numerator: [Abstract]
Net income (loss)	$ 1,012	$ 684	$ (31)
Denominators: [Abstract]
Basic weighted average shares	347	347	346
Potentially dilutive common stock equivalents - stock options and other employeee stock plans	8	6	0
Diluted weighted average shares	355	353	346
Total number of share-based awards issued (in shares)	12	13	5
Options to purchase shares of common stock (in shares)	1	11	29